Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 11,640,000	$ 35,631,000
Restricted cash	0	3,044,000
Accounts receivable, net	15,142,000	8,238,000
Marketable debt securities, available-for-sale	0	50,648,000
Inventories	37,843,000	57,540,000
Prepaid expenses and other current assets	7,070,000	8,100,000
Total current assets	71,695,000	163,201,000
Property and equipment, net	14,660,000	18,581,000
Operating lease right-of-use assets, net	4,991,000	6,555,000
Other non-current assets	2,338,000	1,599,000
Total assets	93,684,000	189,936,000
Liabilities
Accounts payable	2,756,000	2,896,000
Convertible debt, current	0	26,849,000
Derivative liabilities	0	405,000
Other current liabilities	16,817,000	15,616,000
Total current liabilities	19,573,000	45,766,000
Convertible debt, non-current	19,920,000	19,870,000
Earn-out shares liability	39,000	564,000
Common stock warrant liability	395,000	661,000
Other non-current liabilities	8,561,000	11,000,000
Total liabilities	48,488,000	77,861,000
Commitments and contingencies (Note 14)
Stockholders’ Equity
Common Stock $0.0001 par value, authorized 1,000,000 shares, 5,941 and 5,627 shares issued and outstanding at December 31, 2023 and 2022, respectively	1,000	1,000
Preferred Stock $0.0001 par value, authorized 10,000 shares, 0 shares issued and outstanding at December 31, 2023 and 2022, respectively	0	0
Additional paid-in capital	198,456,000	190,231,000
Accumulated deficit	(153,261,000)	(77,418,000)
Accumulated other comprehensive loss	0	(739,000)
Total stockholders’ equity	45,196,000	112,075,000
Total liabilities and stockholders’equity	$ 93,684,000	$ 189,936,000